Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2021
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs
Capitalized Costs

	December 31, 2021	December 31, 2020
	RMB	RMB
The Group
Property costs and producing assets	1,969,409	1,890,903
Support facilities	483,216	465,022
Construction-in-progress	119,583	150,535

Total capitalized costs	2,572,208	2,506,460
Accumulated depreciation, depletion and amortization	(1,635,837)	(1,542,037)

Net capitalized costs	936,371	964,423

Equity method investments
Share of net capitalized costs of associates and joint ventures	19,056	20,465